UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07807

Fidelity Revere Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	May 31

Date of reporting period:	February 28, 2007

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Cash Central Fund

February 28, 2007

1.814095.102

TCC-QTLY-0407

Investments February 28, 2007 (Unaudited)

Showing Percentage of Net Assets

Federal Agencies - 4.9%
Due Date	Yield (a)	Principal Amount	Value
Fannie Mae - 0.9%
12/28/07	5.41%	$ 250,000,000	$ 250,000,000
Federal Home Loan Bank - 3.5%
4/2/07 to 2/13/08	5.20 to 5.41 (c)	985,255,000	985,065,897
Freddie Mac - 0.5%
1/7/08	5.25	150,000,000	143,511,700
TOTAL FEDERAL AGENCIES			1,378,577,597
Time Deposits - 15.9%

Citibank NA
3/1/07	5.34 to 5.38	1,140,000,000	1,140,000,000
Dexia Bank SA
3/1/07	5.34	1,400,000,000	1,400,000,000
DZ Bank AG
3/1/07	5.35	1,400,000,000	1,400,000,000
KBC Bank NV
3/1/07	5.50	500,000,000	500,000,000
TOTAL TIME DEPOSITS			4,440,000,000
Interfund Loans - 0.0%

With Fidelity Advisor Technology Fund, at 5.47% due 3/1/07 (b)	6,408,000	6,408,000
Repurchase Agreements - 79.6%
	Maturity Amount
In a joint trading account at:
5.29% dated 2/28/07 due 3/1/07:
(Collateralized by U.S. Treasury Obligations) #	$ 2,908,617,944	2,908,191,000
(Collateralized by U.S. Treasury Obligations) #	12,513,837	12,512,000
5.33% dated 2/28/07 due 3/1/07 (Collateralized by U.S. Government Obligations) #	270,275,028	270,235,000
5.34% dated 2/28/07 due 3/1/07 (Collateralized by U.S. Government Obligations) #	17,401,988,774	17,399,410,000
Repurchase Agreements - continued
	Maturity Amount	Value
With:
Banc of America Securities LLC at:
5.35%, dated 2/28/07 due 3/1/07 (Collateralized by Corporate Obligations valued at $5,100,001, 4.75% - 5.65%, 7/20/11 - 6/1/13)	$ 5,000,743	$ 5,000,000
5.37%, dated 2/28/07 due 3/1/07 (Collateralized by Corporate Obligations valued at $357,000,001, 5.82% - 9%, 3/1/11 - 3/1/32)	350,052,208	350,000,000
Merrill Lynch, Pierce, Fenner & Smith at 5.35%, dated 2/28/07 due 3/1/07 (Collateralized by Mortgage Loan Obligations valued at $867,303,814, 4.96% - 5.88%, 7/25/34 - 12/12/49)	826,122,810	826,000,000
UBS Warburg LLC at 5.28%, dated 10/5/06 due 10/3/07 (Collateralized by Mortgage Loan Obligations valued at $509,852,492, 5.57% - 5.67%, 5/1/36 - 3/25/37) (c)(d)	521,353,800	495,000,000
TOTAL REPURCHASE AGREEMENTS		22,266,348,000
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $28,091,333,597)		28,091,333,597
NET OTHER ASSETS - (0.4)%		(100,428,550)
NET ASSETS - 100%		$ 27,990,905,047
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.
(b) Affiliated company

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(d) The maturity amount is based on the rate at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$2,908,191,000 due 3/01/07 at 5.29%
BNP Paribas Securities Corp.	$ 696,918,121
Banc of America Securities LLC	232,306,040
HSBC Securities (USA), Inc.	312,822,849
Merrill Lynch Government Securities, Inc.	929,224,163
Merrill Lynch, Pierce, Fenner & Smith, Inc.	736,919,827
$ 2,908,191,000
Repurchase Agreement / Counterparty	Value
$12,512,000 due 3/01/07 at 5.29%
Barclays Capital, Inc.	$ 5,039,556
Credit Suisse Securities (USA) LLC	7,472,444
$ 12,512,000
$270,235,000 due 3/01/07 at 5.33%
BNP Paribas Securities Corp.	$ 70,942,718
Banc of America Securities LLC	70,305,523
Credit Suisse Securities (USA) LLC	128,986,759
$ 270,235,000
$17,399,410,000 due 3/01/07 at 5.34%
ABN AMRO Bank N.V., New York Branch	$ 722,636,703
BNP Paribas Securities Corp.	710,592,758
Banc of America Securities LLC	1,609,798,032
Bank of America, NA	2,408,789,011
Barclays Capital, Inc.	4,239,468,661
Bear Stearns & Co., Inc.	481,757,802
Citigroup Global Markets, Inc.	481,757,802
Countrywide Securities Corp.	2,408,789,011
Goldman, Sachs & Co.	240,878,901
Societe Generale, New York Branch	722,636,703
UBS Securities LLC	3,372,304,616
$ 17,399,410,000
Income Tax Information
At February 28, 2007, the aggregate cost of investment securities for income tax purposes was $28,091,333,597.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Municipal
Cash Central Fund

February 28, 2007

1.814089.102

MCC-QTLY-0407

Investments February 28, 2007 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 100.3%
	Principal Amount	Value
Alabama - 2.0%
Mobile Indl. Dev. Board Rev. (Alabama Pwr. Theodore Plant Proj.) Series A, 3.7%, VRDN (b)(c)	$ 9,500,000	$ 9,500,000
Univ. of Alabama Gen. Rev. Participating VRDN Series Putters 477, 3.72% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	4,755,000	4,755,000
		14,255,000
Alaska - 1.9%
Alaska Intl. Arpts. Revs. Series 2006 C, 3.57% (MBIA Insured), VRDN (b)(c)	12,000,000	12,000,000
North Slope Borough Exempt Facility Indl. Rev. (BP Exploration Alaska Proj.) 3.69% (BP PLC Guaranteed), VRDN (b)(c)	1,100,000	1,100,000
		13,100,000
Arizona - 4.7%
Arizona Hsg. Fin. Auth. Multi-family Hsg. Rev. (Santa Carolina Apts. Proj.) 3.72%, LOC Fannie Mae, VRDN (b)(c)	6,100,000	6,100,000
Coconino County Poll. Cont. Corp. Rev. (Arizona Pub. Svc. Co. Navajo Proj.) Series 1994 A, 3.7%, LOC KBC Bank NV, VRDN (b)(c)	11,790,000	11,790,000
Maricopa County Indl. Dev. Auth. Indl. Dev. Rev. Bonds (American Wtr. Cap. Corp. Proj.) Series 1988, 3.63% tender 3/12/07, CP mode (c)	3,000,000	3,000,000
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev. (Glenn Oaks Apts. Proj.) Series 2001, 3.72%, LOC Fannie Mae, VRDN (b)(c)	4,200,325	4,200,325
Maricopa County Indl. Dev. Auth. Single Family Mtg. Rev. Participating VRDN Series MS 1165, 3.72% (Liquidity Facility Morgan Stanley) (b)(c)(d)	400,000	400,000
Phoenix & Pima County Participating VRDN Series LB 06 P29U, 3.62% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)(d)	1,865,000	1,865,000
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev. Participating VRDN Series MT 247, 3.73% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(c)(d)	2,340,000	2,340,000
Tuscon Ind. Dev. Auth. Participating VRDN Series LB 06 P39U, 3.62% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)(d)	2,990,000	2,990,000
		32,685,325
Arkansas - 1.2%
Arkansas Dev. Fin. Auth. Multi-family Hsg. Rev. (Kiehl Partners LP Proj.) 3.71%, LOC Fannie Mae, VRDN (b)(c)	1,000,000	1,000,000
Municipal Securities - continued
	Principal Amount	Value
Arkansas - continued
Arkansas Dev. Fin. Auth. Single Family Mtg. Rev. Participating VRDN:
Series MS 1139, 3.72% (Liquidity Facility Morgan Stanley) (b)(c)(d)	$ 5,075,500	$ 5,075,500
Series ROC II R121, 3.72% (Liquidity Facility Citibank NA) (b)(c)(d)	2,460,000	2,460,000
		8,535,500
California - 0.3%
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Republic Services, Inc. Proj.) 4.05%, VRDN (b)(c)	500,000	500,000
Los Angeles Reg'l. Arpt. Impt. Rev. (Compagnie Nationale Air France Int'l. Arpt. Proj.) 3.84%, LOC Societe Generale, VRDN (b)(c)	1,425,000	1,425,000
		1,925,000
Colorado - 2.6%
Colorado Health Facilities Auth. Rev. (Boulder Cmnty. Hosp. Proj.) Series 2000, 3.67%, LOC JPMorgan Chase Bank, VRDN (b)	1,000,000	1,000,000
Colorado Hsg. & Fin. Auth. Solid Waste Rev. (Waste Mgmt., Inc. Proj.) 3.72%, LOC Wachovia Bank NA, VRDN (b)(c)	1,700,000	1,700,000
Denver Arpt. Rev. Participating VRDN Series LB 07 P17, 3.62% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)(d)	1,300,000	1,300,000
Denver City & County Arpt. Rev.:
Participating VRDN:
Series PT 688, 3.73% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(c)(d)	6,235,000	6,235,000
Series PT 920, 3.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	2,840,000	2,840,000
Series 2000 B, 3.58% (MBIA Insured), VRDN (b)(c)	3,000,000	3,000,000
E-470 Pub. Hwy. Auth. Rev. Participating VRDN Series MS 997, 3.72% (Liquidity Facility Morgan Stanley) (b)(d)	1,720,000	1,720,000
El Paso County Single Family Mtg. Rev. Participating VRDN Series MS 1136, 3.72% (Liquidity Facility Morgan Stanley) (b)(c)(d)	346,000	346,000
		18,141,000
Delaware - 1.0%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 3.73%, VRDN (b)	5,700,000	5,700,000
Municipal Securities - continued
	Principal Amount	Value
Delaware - continued
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.): - continued
Series 1999 A, 3.78%, VRDN (b)	$ 500,000	$ 500,000
Series 1999 B, 3.82%, VRDN (b)(c)	1,100,000	1,100,000
		7,300,000
District Of Columbia - 1.3%
District of Columbia Hsg. Fin. Agcy. Participating VRDN Series BNY 05 5, 3.77% (Liquidity Facility Bank of New York, New York) (b)(c)(d)	2,250,000	2,250,000
Metropolitan Washington DC Arpt. Participating VRDN Series LB 07 K6, 3.62% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)(d)	1,400,000	1,400,000
Metropolitan Washington DC Arpt. Auth. Sys. Rev. Participating VRDN:
Series PT 1991, 3.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	3,160,000	3,160,000
Series Putters 1691, 3.75% (Liquidity Facility Deutsche Postbank AG) (b)(c)(d)	1,000,000	1,000,000
Series ROC II R195, 3.72% (Liquidity Facility Citibank NA) (b)(c)(d)	1,500,000	1,500,000
		9,310,000
Florida - 2.0%
Clipper Tax-Exempt Trust Participating VRDN Series Clipper 05 17, 3.77% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	919,000	919,000
Escambia County Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series PT 519, 3.73% (Liquidity Facility BNP Paribas SA) (b)(c)(d)	1,330,000	1,330,000
Escambia County Hsg. Fin. Rev. Participating VRDN Series RF 00 15, 3.8% (Liquidity Facility Bank of New York, New York) (b)(c)(d)	960,000	960,000
Manatee County Hsg. Fin. Auth. Multi-family Hsg. Rev. (La Miranda Gardens Proj.) Series A, 3.76%, LOC SunTrust Banks, Inc., VRDN (b)(c)	2,500,000	2,500,000
Orange County Hsg. Fin. Auth. Homeowner Rev. Participating VRDN Series PT 2411, 3.74% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	2,405,000	2,405,000
Pinellas County Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series PT 2355, 3.74% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	5,860,000	5,860,000
		13,974,000
Municipal Securities - continued
	Principal Amount	Value
Georgia - 7.2%
Atlanta Arpt. Rev. Participating VRDN:
Series Merlots 00 CCC, 3.61% (Liquidity Facility Wachovia Bank NA) (b)(c)(d)	$ 1,800,000	$ 1,800,000
Series PA 1329R, 3.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	4,260,000	4,260,000
Series PT 901, 3.73% (Liquidity Facility BNP Paribas SA) (b)(c)(d)	1,525,000	1,525,000
Atlanta Urban Residential Fin. Auth. Multi-family Hsg. Rev. (Carver Redev. Phase III Proj.) 3.57%, LOC Fannie Mae, VRDN (b)(c)	2,750,000	2,750,000
Bartow County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Bowen Proj.) Second Series 1998, 3.72%, VRDN (b)(c)	3,200,000	3,200,000
Canton Hsg. Auth. Multi-family Hsg. Rev. (Alta Ridgewalk Apts. Proj.) Series 2003, 3.73%, LOC Regions Bank of Alabama, VRDN (b)(c)	12,950,000	12,950,000
Clayton County Dev. Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.):
Series 2000 B, 3.67%, LOC Gen. Elec. Cap. Corp., VRDN (b)(c)	5,800,000	5,800,000
Series 2000 C, 3.67%, LOC Gen. Elec. Cap. Corp., VRDN (b)(c)	5,300,000	5,300,000
DeKalb County Dev. Auth. Indl. Dev. Rev. (Qualex Proj.) 3.75%, LOC Comerica Bank, Detroit, VRDN (b)(c)	1,085,000	1,085,000
Gwinnett County Hsg. Auth. Multi-family Hsg. Rev. (Herrington Mill Apts. Proj.) 3.57%, LOC SunTrust Banks, Inc., VRDN (b)(c)	1,845,000	1,845,000
Liberty County Indl. Auth. (Hy-Sil Manufacturing Co., Inc. Proj.) Series 2001 B, 3.71%, LOC SunTrust Banks, Inc., VRDN (b)(c)	2,160,000	2,160,000
Newnan Dev. Auth. Multi-family Hsg. Rev. (The Club at Newnan Crossing Proj.) 3.7%, LOC Bank of America NA, VRDN (b)(c)	3,160,000	3,160,000
Putnam Dev. Auth. Swr. Facility Rev. (Oconee Crossings Wharf Proj.) 3.77%, LOC Wachovia Bank NA, VRDN (b)(c)	4,335,000	4,335,000
		50,170,000
Hawaii - 1.7%
Hawaii Arpt. Sys. Rev. Participating VRDN Series PA 1238, 3.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	1,690,000	1,690,000
Municipal Securities - continued
	Principal Amount	Value
Hawaii - continued
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. Participating VRDN Series PA 1244, 3.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	$ 2,500,000	$ 2,500,000
Hawaii Hsg. Fin. & Dev. Corp. Single Family Mtg. Purp. Rev. Participating VRDN Series LB 05 L6, 3.62% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)(d)	7,350,000	7,350,000
		11,540,000
Illinois - 5.5%
Aurora Single Family Mtg. Rev. Participating VRDN Series MS 06 1543, 3.72% (Liquidity Facility Morgan Stanley) (b)(c)(d)	1,440,000	1,440,000
Carol Stream Multi-family Rev. (Saint Charles Square Proj.) 3.66%, LOC Fannie Mae, VRDN (b)(c)	1,415,000	1,415,000
Chicago Gen. Oblig. Participating VRDN Series EGL 01 1303, 3.72% (Liquidity Facility Citibank NA) (b)(d)	2,450,000	2,450,000
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN:
Series MT 49, 3.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	2,000,000	2,000,000
Series MT 53, 3.73% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(c)(d)	2,300,000	2,300,000
Series MT 59, 3.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	6,150,000	6,150,000
Series PT 1993, 3.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	1,040,000	1,040,000
Series Putters 653Z, 3.75% (Liquidity Facility JPMorgan Chase Bank) (b)(c)(d)	4,195,000	4,195,000
Series ROC II R239, 3.72% (Liquidity Facility Citibank NA) (b)(c)(d)	15,620,000	15,620,000
Will County Exempt Facilities Rev. (BP Amoco Chemical Co. Proj.) Series 2000, 3.69% (BP PLC Guaranteed), VRDN (b)(c)	1,800,000	1,800,000
		38,410,000
Indiana - 2.4%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy, Inc. Proj.) Series B, 3.58%, LOC Calyon, VRDN (b)(c)	2,500,000	2,500,000
Indiana Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series LB 03 L45J, 3.62% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)(d)	5,540,000	5,540,000
Indianapolis Local Pub. Impt. Bond Bank Participating VRDN:
Series MT 39, 3.73% (Liquidity Facility Svenska Handelsbanken AB) (b)(c)(d)	4,415,000	4,415,000
Series PT 731, 3.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	2,600,000	2,600,000
Municipal Securities - continued
	Principal Amount	Value
Indiana - continued
Lawrence County Indl. Dev. Rev. (D&M Tool Proj.) 3.95%, LOC Huntington Nat'l. Bank, Columbus, VRDN (b)(c)	$ 160,000	$ 160,000
Whiting Indl. Swr. & Solid Waste Disp. Rev. (BP Amoco Oil Co. Proj.) 3.69% (BP PLC Guaranteed), VRDN (b)(c)	1,775,000	1,775,000
		16,990,000
Kansas - 1.0%
Chanute Indl. Dev. Rev. (Ash Grove Cement Co. Proj.) 3.74%, LOC Bank of America NA, VRDN (b)(c)	6,800,000	6,800,000
Kentucky - 5.5%
Carroll County Solid Waste Disp. Rev. (North American Stainless LP Proj.) Series 2000, 3.75%, LOC JPMorgan Chase Bank, VRDN (b)(c)	9,570,000	9,570,000
Daviess County Exempt Facilities Rev. (Kimberly-Clark Tissue Co. Proj.) 3.6% (Kimberly-Clark Corp. Guaranteed), VRDN (b)(c)	3,000,000	3,000,000
Daviess County Solid Waste Disp. Facilities Rev. (Scott Paper Co. Proj.):
Series 1993 A, 3.6% (Kimberly-Clark Corp. Guaranteed), VRDN (b)(c)	2,750,000	2,750,000
Series 1993 B, 3.6% (Kimberly-Clark Corp. Guaranteed), VRDN (b)(c)	2,300,000	2,300,000
Kenton County Arpt. Board Spl. Facilities Rev. Series A, 3.78% (Deutsche Post AG Guaranteed), VRDN (b)(c)	1,700,000	1,700,000
Kentucky Econ. Dev. Fin. Auth. Indl. Bldg. Rev. (Republic Svcs., Inc. Proj.) Series 2000, 3.75%, LOC Bank of America NA, VRDN (b)(c)	2,920,000	2,920,000
Louisville & Jefferson County Reg'l. Arpt. Auth. Spl. Facilities Rev. (UPS Worldwide Forwarding, Inc. Proj.) Series B, 3.68% (United Parcel Svc. of America Guaranteed), VRDN (b)(c)	10,100,000	10,100,000
Louisville Regulated Apt. Auth. Participating VRDN Series LB 06 K45, 3.62% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)(d)	4,600,000	4,600,000
Mason County Poll. Cont. Rev. (East Kentucky Pwr. Coop. Proj.) Series 1984 B1, 3.61% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (b)	1,445,000	1,445,000
		38,385,000
Louisiana - 6.3%
East Baton Rouge Mtg. Fing. Auth. Single Family Rev. Participating VRDN Series MS 973, 3.75% (Liquidity Facility Morgan Stanley) (b)(c)(d)	8,800,000	8,800,000
Jefferson Parish Home Mtg. Auth. Single Family Mtg. Rev. Participating VRDN Series LB 03 L51J, 3.62% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)(d)	5,350,000	5,350,000
Municipal Securities - continued
	Principal Amount	Value
Louisiana - continued
Lake Charles Hbr. & Term. District Dock & Wharf Rev. (Conoco, Inc. Proj.) 3.66% (ConocoPhillips Guaranteed), VRDN (b)(c)	$ 900,000	$ 900,000
Louisiana Hsg. Fin. Agcy. Mtg. Rev.:
Participating VRDN Series MS 1224, 3.73% (Liquidity Facility Morgan Stanley) (b)(c)(d)	7,834,484	7,834,484
Participating VRDN Series Clipper 05 11, 3.8% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(c)(d)	2,018,000	2,018,000
Louisiana Pub. Facilities Auth. Rev. (Air Products & Chemicals, Inc. Proj.) 3.59%, VRDN (b)(c)	6,250,000	6,250,000
Saint Charles Parish Poll. Cont. Rev. (Shell Oil Co.-Norco Proj.) Series 1993, 3.69%, VRDN (b)(c)	2,725,000	2,725,000
West Baton Rouge Parish Indl. District #3 Rev. (Dow Chemical Co. Proj.):
Series 1993, 3.78%, VRDN (b)(c)	1,000,000	1,000,000
Series 1994 A, 3.78%, VRDN (b)(c)	3,700,000	3,700,000
Series 1994 B, 3.73%, VRDN (b)	2,600,000	2,600,000
Series 1995, 3.78%, VRDN (b)(c)	3,050,000	3,050,000
		44,227,484
Maine - 0.0%
Maine Hsg. Auth. Gen. Hsg. Rev. Participating VRDN Series MT 185, 3.74% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(c)(d)	300,000	300,000
Maryland - 0.0%
Montgomery County Hsg. Opportunity Commission Single Family Mtg. Rev. Participating VRDN Series MT 89, 3.74% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(c)(d)	305,000	305,000
Michigan - 0.1%
Michigan Strategic Fund Ltd. Oblig. Rev. (Mans Proj.) Series 1998, 3.81%, LOC Comerica Bank, Detroit, VRDN (b)(c)	400,000	400,000
Minnesota - 1.9%
Minneapolis & Saint Paul Hsg. Fin. Board Rev. Participating VRDN:
Series MT 118, 3.74% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(c)(d)	1,460,000	1,460,000
Series MT 347, 3.74% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	2,235,000	2,235,000
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Participating VRDN Series PT 727, 3.73% (Liquidity Facility BNP Paribas SA) (b)(c)(d)	1,700,000	1,700,000
Municipal Securities - continued
	Principal Amount	Value
Minnesota - continued
Minnesota Hsg. Fin. Agcy. Participating VRDN:
Series Clipper 06 1, 3.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	$ 4,785,000	$ 4,785,000
Series LB 03 L28J, 3.65% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)(d)	3,105,000	3,105,000
		13,285,000
Mississippi - 0.7%
Mississippi Bus. Fin. Corp. Envir. Impt. Rev. (Trex Co., Inc. Proj.) 3.73%, LOC JPMorgan Chase Bank, VRDN (b)(c)	4,700,000	4,700,000
Missouri - 0.5%
Saint Louis Indl. Dev. Auth. Series 1994, 3.72%, LOC Bank of America NA, VRDN (b)(c)	1,600,000	1,600,000
Springfield Pub. Bldg. Corp. Participating VRDN Series Putters 1629, 3.75% (Liquidity Facility JPMorgan Chase Bank) (b)(c)(d)	1,600,000	1,600,000
		3,200,000
Nebraska - 0.8%
Douglas County Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 3.72%, LOC Bank of America NA, VRDN (b)(c)	1,500,000	1,500,000
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Participating VRDN:
Series Merlots 00 UU, 3.61% (Liquidity Facility Wachovia Bank NA) (b)(c)(d)	1,390,000	1,390,000
Series ROC II R 740, 3.72% (Liquidity Facility Citibank NA) (b)(c)(d)	2,530,000	2,530,000
		5,420,000
Nevada - 3.0%
Clark County Arpt. Rev. Participating VRDN:
Series PT 2806, 3.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	3,420,000	3,420,000
Series Putters 498, 3.75% (Liquidity Facility PNC Bank NA, Pittsburgh) (b)(c)(d)	5,240,000	5,240,000
Clark County Indl. Dev. Rev.:
Participating VRDN Series PA 1023, 3.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	6,190,000	6,190,000
Municipal Securities - continued
	Principal Amount	Value
Nevada - continued
Clark County Indl. Dev. Rev.: - continued
(Southwest Gas Corp. Proj.) Series A, 3.6%, LOC Bank of America NA, VRDN (b)(c)	$ 3,750,000	$ 3,750,000
Nevada State Dept. of Bus. & Industry (Republic Svcs., Inc. Proj.) 4.05%, VRDN (b)(c)	2,500,000	2,500,000
		21,100,000
New Hampshire - 1.2%
Clipper Tax-Exempt Trust Participating VRDN Series Clipper 05 3, 3.74% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(c)(d)	7,769,000	7,769,000
New Hampshire Hsg. Fin. Auth. Single Family Rev. Participating VRDN Series Merlots 02 A4, 3.61% (Liquidity Facility Wachovia Bank NA) (b)(c)(d)	725,000	725,000
		8,494,000
New Mexico - 0.5%
New Mexico Mtg. Fin. Auth. Participating VRDN Series Clipper 05 15, 3.85% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(c)(d)	3,211,000	3,211,000
New York & New Jersey - 1.2%
Port Auth. of New York & New Jersey Participating VRDN Series EGL 06 107 Class A, 3.72% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(c)(d)	8,700,000	8,700,000
Non State Specific - 0.4%
Clipper Tax-Exempt Trust Participating VRDN Series Clipper 04 11, 3.78% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(c)(d)	2,745,000	2,745,000
North Carolina - 2.9%
Catawba County Indl. Facilities & Poll. Cont. Fin. Auth. Rev. (Kroehler Furniture Proj.) Series 1998, 3.77%, LOC Nat'l. City Bank Cleveland, VRDN (b)(c)	585,000	585,000
Durham Hsg. Auth. Multi-family Hsg. Rev. (Lakeside Garden Apts. Proj.) 3.71%, LOC SunTrust Banks, Inc., VRDN (b)(c)	6,550,000	6,550,000
Mecklenburg Co. Multi-family Hsg. Rev. (Sycamore Green Apartments Proj.) 3.72%, LOC Bank of America NA, VRDN (b)(c)	2,000,000	2,000,000
North Carolina Hsg. Fin. Agcy. Home Ownership Rev. Participating VRDN:
Series LB 04 L14, 3.65% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)(d)	3,010,000	3,010,000
Series Merlots 00 A37, 3.61% (Liquidity Facility Wachovia Bank NA) (b)(c)(d)	245,000	245,000
Municipal Securities - continued
	Principal Amount	Value
North Carolina - continued
North Carolina Hsg. Fin. Agcy. Home Ownership Rev. Participating VRDN: - continued
Series Merlots A70, 3.61% (Liquidity Facility Wachovia Bank NA) (b)(c)(d)	$ 1,315,000	$ 1,315,000
Raleigh Durham Arpt. Auth. Rev. Participating VRDN Series MT 100, 3.73% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(c)(d)	6,430,000	6,430,000
		20,135,000
Ohio - 2.1%
Ohio Air Quality Dev. Auth. Rev.:
(AK Steel Corp. Proj.) Series A, 3.61%, LOC ABN-AMRO Bank NV, VRDN (b)(c)	3,500,000	3,500,000
(Cincinnati Gas & Elec. Co. Proj.) Series A, 3.72%, VRDN (b)	2,000,000	2,000,000
Ohio Hsg. Fin. Agcy. Mtg. Rev. Participating VRDN Series BA 01 I, 3.77% (Liquidity Facility Bank of America NA) (b)(c)(d)	1,225,000	1,225,000
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. (FirstEnergy Corp. Proj.) 3.58%, LOC Wachovia Bank NA, VRDN (b)(c)	1,200,000	1,200,000
Twinsburg Indl. Dev. Rev. (United Stationers Supply Co. Proj.) 3.7%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(c)	6,800,000	6,800,000
		14,725,000
Oklahoma - 0.5%
Clipper Tax-Exempt Trust Participating VRDN Series Clipper 04 3, 3.77% (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(c)(d)	3,820,723	3,820,723
Oregon - 0.6%
Oregon Homeowner Rev. Participating VRDN Series MT 228, 3.74% (Liquidity Facility Bayerische Landesbank (UNGTD)) (b)(c)(d)	2,160,000	2,160,000
Portland Hsg. Auth. Rev. (New Columbia - Cecelia Proj.) 3.72%, LOC Bank of America NA, VRDN (b)(c)	1,710,000	1,710,000
		3,870,000
Pennsylvania - 2.8%
Allegheny County Indl. Dev. Auth. Rev. (Union Elec. Steel Co. Proj.) Series 1996 A, 3.73%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(c)	1,000,000	1,000,000
Cambria County Ind. Dev. Auth. (Cambria Cogen Co. Proj.) Series 1998 A1, 3.78%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (b)(c)	9,150,000	9,150,000
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Merck & Co. Proj.) Series 2000, 3.72%, VRDN (b)(c)	2,900,000	2,900,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.: - continued
(York Wtr. Co. Proj.) Series B, 3.73% (XL Cap. Assurance, Inc. Insured), VRDN (b)(c)	$ 1,210,000	$ 1,210,000
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.:
Series 1997 B2, 3.73%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(c)	800,000	800,000
Series 2004 D3, 3.73%, LOC PNC Bank NA, Pittsburgh, VRDN (b)(c)	1,000,000	1,000,000
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.05%, VRDN (b)(c)	800,000	800,000
Pennsylvania Higher Ed. Assistance Agcy. Student Ln. Rev. Series 1988 B, 3.58% (AMBAC Insured), VRDN (b)(c)	1,700,000	1,700,000
Philadelphia Arpt. Rev. Series 2005 C, 3.6% (MBIA Insured), VRDN (b)(c)	1,000,000	1,000,000
		19,560,000
South Carolina - 3.7%
Darlington County Indl. Dev. Rev. (Nucor Corp. Proj.) Series A, 3.59%, VRDN (b)(c)	4,000,000	4,000,000
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series B, 3.78%, VRDN (b)(c)	10,000,000	10,000,000
South Carolina Hsg. Fin. & Dev. Auth. Multi-family Rev.:
(Belton Woods Apt. Proj.) 3.57%, LOC SunTrust Banks, Inc., VRDN (b)(c)	5,265,000	5,265,000
(Cedarwoods Apts. Proj.) 3.57%, LOC SunTrust Banks, Inc., VRDN (b)(c)	5,435,000	5,435,000
South Carolina Jobs Econ. Dev. Auth. Econ. Dev. Rev. (Mohawk Ind., Inc. Proj.) Series 1997 A, 3.74%, LOC Wachovia Bank NA, VRDN (b)(c)	1,000,000	1,000,000
		25,700,000
South Dakota - 0.7%
South Dakota Hsg. Dev. Auth. Participating VRDN:
Series BA 01 S, 3.8% (Liquidity Facility Bank of America NA) (b)(c)(d)	1,695,000	1,695,000
Series LB 06 P41, 3.62% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)(d)	3,030,000	3,030,000
		4,725,000
Municipal Securities - continued
	Principal Amount	Value
Tennessee - 0.6%
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Participating VRDN Series Merlots 00 C, 3.61% (Liquidity Facility Wachovia Bank NA) (b)(c)(d)	$ 3,000,000	$ 3,000,000
Sullivan County Health, Edl. & Hosp. Board Hosp. Rev. Participating VRDN Series LB 06 F6, 3.62% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	900,000	900,000
		3,900,000
Texas - 15.0%
Alliance Arpt. Auth. Spl. Facilities Rev. Participating VRDN Series PA 1429, 3.75% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	2,220,000	2,220,000
Brazos County Hsg. Fin. Corp. Single Family Mtg. Rev. Participating VRDN Series MT 76, 3.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	1,980,000	1,980,000
Brazos River Auth. Poll. Cont. Rev. Participating VRDN Series PA 1354, 3.75% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	3,520,000	3,520,000
Brazos River Hbr. Navigation District Brazoria County Envir. Facilities Rev. (Merey Sweeny Proj.) Series 2002 A, 3.7%, LOC JPMorgan Chase Bank, VRDN (b)(c)	5,200,000	5,200,000
Dallas Fort Worth Int'l. Arpt. Rev. Participating VRDN:
Series Merlots 03 A34, 3.61% (Liquidity Facility Wachovia Bank NA) (b)(c)(d)	1,600,000	1,600,000
Series PT 2830, 3.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	1,755,000	1,755,000
Series PT 738, 3.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	3,910,000	3,910,000
Series Putters 351, 3.75% (Liquidity Facility JPMorgan Chase Bank) (b)(c)(d)	2,500,000	2,500,000
Series Putters 353, 3.75% (Liquidity Facility JPMorgan Chase Bank) (b)(c)(d)	1,650,000	1,650,000
Greater East Texas Higher Ed. Auth. Student Ln. Rev. Series 1995 A, 3.71%, LOC Sallie Mae, VRDN (a)(b)(c)	35,700,000	35,700,000
Gulf Coast Waste Disp. Auth. Envir. Facilities Rev.:
(Air Products Proj.) 3.59% (Air Products & Chemicals, Inc. Guaranteed), VRDN (b)(c)	5,000,000	5,000,000
(Amoco Oil Co. Proj.) Series 2001, 3.69%, VRDN (b)(c)	2,700,000	2,700,000
(BP Amoco Chemical Co. Proj.) Series B, 3.69%, VRDN (b)(c)	3,550,000	3,550,000
Gulf Coast Waste Disp. Auth. Poll. Cont. Rev. (Amoco Oil Co. Proj.) Series 1994, 3.69%, VRDN (b)(c)	3,100,000	3,100,000
Houston Arpt. Sys. Rev. Series A, 3.58% (FSA Insured), VRDN (b)(c)	1,500,000	1,500,000
Municipal Securities - continued
	Principal Amount	Value
Texas - continued
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev. (Onyx Envir. Svcs. Proj.) 3.72%, LOC Bank of America NA, VRDN (b)(c)	$ 4,700,000	$ 4,700,000
North Texas Higher Ed. Auth. Student Ln. Rev. Series 2006 A, 3.57% (AMBAC Insured), VRDN (b)(c)	2,100,000	2,100,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.) 3.67%, VRDN (b)(c)	2,895,000	2,895,000
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Air Products & Chemicals, Inc. Proj.) 3.7% (Air Products & Chemicals, Inc. Guaranteed), VRDN (b)(c)	8,300,000	8,300,000
Port of Houston Participating VRDN Series LB 06 K69, 3.62% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)(d)	2,700,000	2,700,000
Port of Houston Auth. Participating VRDN Series Munitops 2006 69, 3.74% (Liquidity Facility ABN-AMRO Bank NV) (b)(c)(d)	2,320,000	2,320,000
Sabine River Auth. Poll. Cont. Rev. Bonds (TXU Energy Co. LLC Proj.):
Series A, 3.85%, tender 5/7/07, LOC Norddeutsche Landesbank (b)(c)	600,000	600,000
Series B, 3.85%, tender 5/7/07, LOC Norddeutsche Landesbank (b)(c)	1,400,000	1,400,000
Texas Dept. Hsg. & Cmnty. Affairs Residential Mtg. Rev. Participating VRDN Series LB 05 L2, 3.62% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)(d)	3,590,000	3,590,000
		104,490,000
Utah - 0.2%
Salt Lake County Poll. Cont. Rev. (Svc. Station Hldgs., Inc. Proj.) Series B, 3.63%, VRDN (b)	1,600,000	1,600,000
Vermont - 0.4%
Vermont Student Assistant Corp. Ed. Ln. Rev. Series 2005 QQ, 3.57% (AMBAC Insured), VRDN (b)(c)	2,700,000	2,700,000
Virginia - 1.0%
Alexandria Redev. & Hsg. Auth. Multi-family Hsg. Rev. (Fairfield Village Square Proj.) Series A, 3.72%, LOC Fannie Mae, VRDN (b)(c)	3,000,000	3,000,000
Chesterfield County Indl. Dev. Auth. Rev. Participating VRDN Series PT 886, 3.74% (Liquidity Facility Lloyds TSB Bank PLC) (b)(d)	1,700,000	1,700,000
Municipal Securities - continued
	Principal Amount	Value
Virginia - continued
King George County Indl. Dev. Auth. Exempt Facilities Rev. (Birchwood Pwr. Partners Proj.) Series 1997, 3.75%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)(c)	$ 1,500,000	$ 1,500,000
Virginia Hsg. Dev. Auth. Participating VRDN Series LB 06 P109, 3.62% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(c)(d)	1,100,000	1,100,000
		7,300,000
Washington - 12.1%
Chelan County Pub. Util. District #1 Rev. Participating VRDN Series Merlots 00 R, 3.61% (Liquidity Facility Wachovia Bank NA) (b)(c)(d)	2,400,000	2,400,000
Port Bellingham Indl. Dev. Corp. Envir. Facilities Indl. Rev.:
(Atlantic Richfield Proj.) 3.69%, VRDN (b)(c)	1,675,000	1,675,000
(BP West Coast Products LLC Proj.) 3.69%, VRDN (b)(c)	3,850,000	3,850,000
Port of Seattle Rev. Participating VRDN:
Series MT 139, 3.73% (Liquidity Facility BNP Paribas SA) (b)(c)(d)	2,875,000	2,875,000
Series PT 2171, 3.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	3,095,000	3,095,000
Port of Tacoma Rev.:
Participating VRDN:
Series Putters 1043, 3.75% (Liquidity Facility JPMorgan Chase & Co.) (b)(c)(d)	3,055,000	3,055,000
Series Putters 1053, 3.75% (Liquidity Facility JPMorgan Chase & Co.) (b)(c)(d)	3,065,000	3,065,000
3.72% (XL Cap. Assurance, Inc. Insured), VRDN (b)(c)	5,290,000	5,290,000
Washington Econ. Dev. Fin. Auth. Econ. Dev. Rev. (Mount Ainstar Resort Proj.) 3.74%, LOC U.S. Bank NA, Minnesota, VRDN (b)(c)	9,145,000	9,145,000
Washington Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series E, 3.72%, LOC JPMorgan Chase Bank, VRDN (b)(c)	5,000,000	5,000,000
Washington Hsg. Fin. Commission Participating VRDN Series MT 325, 3.76% (Liquidity Facility Lloyds TSB Bank PLC) (b)(c)(d)	1,000,000	1,000,000
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Crestview Apts. Proj.) 3.71%, LOC Bank of America NA, VRDN (b)(c)	14,000,000	14,000,000
(Highland Park Apts. Proj.) Series A, 3.71%, LOC Bank of America NA, VRDN (b)(c)	6,040,000	6,040,000
(Seaport Landing Retirement Proj.) Series A, 3.71%, LOC Bank of America NA, VRDN (b)(c)	11,880,000	11,880,000
Municipal Securities - continued
	Principal Amount	Value
Washington - continued
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.: - continued
(Silver Creek Retirement Proj.) Series A, 3.71%, LOC Wells Fargo Bank NA, VRDN (b)(c)	$ 5,100,000	$ 5,100,000
(Woodland Retirement Proj.) Series A, 3.71%, LOC Wells Fargo Bank NA, VRDN (b)(c)	6,875,000	6,875,000
		84,345,000
West Virginia - 0.1%
Marion County Solid Waste Disp. Rev. (Grant Town Cogeneration Proj.) Series 1990 B, 3.59%, LOC Deutsche Bank AG, VRDN (b)(c)	815,000	815,000
Wisconsin - 0.7%
Sturtevant Indl. Dev. Rev. (Quadra, Inc. Proj.) 4%, LOC JPMorgan Chase Bank, VRDN (b)(c)	1,100,000	1,100,000
Wisconsin Health & Edl. Facilities Auth. Rev. (Gundersen Lutheran Clinic Proj.) Series B, 3.67% (FGIC Insured), VRDN (b)	2,100,000	2,100,000
Wisconsin Hsg. & Econ. Dev. Auth. Home Ownership Rev. Participating VRDN Series PA 1331, 3.74% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(c)(d)	1,445,000	1,445,000
		4,645,000
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $699,939,032)		699,939,032
NET OTHER ASSETS - (0.3)%		(2,362,966)
NET ASSETS - 100%		$ 697,576,066
Security Type Abbreviations
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $35,700,000 or 5.1% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Provides evidence of ownership in one or more underlying municipal bonds.
Income Tax Information
At February 28, 2007, the aggregate cost of investment securities for income tax purposes was $699,939,032.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Security Lending
Cash Central Fund

February 28, 2007

1.814100.102

CSL-QTLY-0407

Investments February 28, 2007 (Unaudited)

Showing Percentage of Net Assets

Federal Agencies - 5.4%
Due Date	Yield (a)	Principal Amount	Value
Fannie Mae - 2.0%
3/30/07 to 12/28/07	5.25 to 5.41%	$ 312,000,000	$ 307,320,401
Federal Home Loan Bank - 3.1%
4/2/07 to 2/13/08	5.20 to 5.41 (b)	494,675,000	494,574,707
Freddie Mac - 0.3%
3/14/08	5.36	42,000,000	42,000,000
TOTAL FEDERAL AGENCIES			843,895,108
Time Deposits - 2.5%

Citibank NA
3/1/07	5.38	400,000,000	400,000,000
Repurchase Agreements - 92.4%
	Maturity Amount
In a joint trading account at:
5.33% dated 2/28/07 due 3/1/07 (Collateralized by U.S. Government Obligations) #	$ 195,825,002	195,796,000
5.34% dated 2/28/07 due 3/1/07 (Collateralized by U.S. Government Obligations) #	13,405,152,489	13,403,166,000
With:
Merrill Lynch, Pierce, Fenner & Smith At 5.35%, dated 2/28/07 due 3/1/07 (Collateralized by Mortgage Loan Obligations valued at $852,602,745, 4.21% - 7.27%, 10/25/35 - 8/25/46)	812,120,729	812,000,000
UBS Warburg LLC At 5.28%, dated 10/5/06 due 10/3/07 (Collateralized by Mortgage Loan Obligations valued at $200,850,193, 5.62% - 7%, 7/25/35 - 3/25/37) (b)(c)	205,381,800	195,000,000
TOTAL REPURCHASE AGREEMENTS		14,605,962,000
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $15,849,857,108)		15,849,857,108
NET OTHER ASSETS - (0.3)%		(47,248,412)
NET ASSETS - 100%		$ 15,802,608,696
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(c) The maturity amount is based on the rate at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$195,796,000 due 3/01/07 at 5.33%
BNP Paribas Securities Corp.	$ 51,400,819
Banc of America Securities LLC	50,939,146
Credit Suisse Securities (USA) LLC	93,456,035
$ 195,796,000
$13,403,166,000 due 3/01/07 at 5.34%
ABN AMRO Bank N.V., New York Branch	$ 556,663,685
BNP Paribas Securities Corp.	547,385,957
Banc of America Securities LLC	1,240,064,476
Bank of America, NA	1,855,545,618
Barclays Capital, Inc.	3,265,760,287
Bear Stearns & Co., Inc.	371,109,124
Citigroup Global Markets, Inc.	371,109,124
Countrywide Securities Corp.	1,855,545,618
Goldman, Sachs & Co.	185,554,562
Societe Generale, New York Branch	556,663,685
UBS Securities LLC	2,597,763,864
$ 13,403,166,000
Income Tax Information
At February 28, 2007, the aggregate cost of investment securities for income tax purposes was $15,849,857,108.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Tax-Free
Cash Central Fund

February 28, 2007

1.814092.102

TFC-QTLY-0407

Investments February 28, 2007 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 98.5%
	Principal Amount	Value
Alabama - 1.4%
Birmingham Spl. Care Facilities Auth. Rev. Participating VRDN Series AAB 20, 3.69% (Liquidity Facility ABN-AMRO Bank NV) (a)(b)	$ 1,000,000	$ 1,000,000
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series 1995 A, 3.64%, VRDN (a)	3,440,000	3,440,000
Jefferson County Swr. Rev. Series 2002 C6, 3.69% (XL Cap. Assurance, Inc. Insured), VRDN (a)	1,300,000	1,300,000
		5,740,000
Arizona - 3.8%
Phoenix Civic Impt. Corp. District Rev. Participating VRDN Series PZ 85, 3.72% (Liquidity Facility BNP Paribas SA) (a)(b)	300,000	300,000
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series ROC II R 9019, 3.7% (Liquidity Facility Citigroup, Inc.) (a)(b)	5,015,000	5,015,000
Series ROC RR 9025, 3.7% (Liquidity Facility Citigroup, Inc.) (a)(b)	10,335,000	10,335,000
		15,650,000
Colorado - 4.7%
Colorado Health Facilities Auth. Retirement Hsg. Rev. Participating VRDN Series TOC 06 Z2, 3.71% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(b)	5,070,000	5,070,000
Colorado Health Facilities Auth. Rev. (Catholic Health Initiatives Proj.) Series B2, 3.52% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (a)	4,255,000	4,255,000
E-470 Pub. Hwy. Auth. Rev. Participating VRDN:
Series MS 997, 3.72% (Liquidity Facility Morgan Stanley) (a)(b)	4,205,000	4,205,000
Series PZ 112, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,755,000	5,755,000
Series PZ 46, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	200,000	200,000
		19,485,000
District Of Columbia - 0.7%
District of Columbia Gen. Oblig. Participating VRDN Series Merlots 01 A127, 3.56% (Liquidity Facility Wachovia Bank NA) (a)(b)	3,085,000	3,085,000
Florida - 10.2%
Dade County Indl. Dev. Auth. Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) 3.71%, VRDN (a)	1,300,000	1,300,000
Municipal Securities - continued
	Principal Amount	Value
Florida - continued
Florida Board of Ed. Participating VRDN Series MSTC 01 131, 3.65% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)	$ 1,200,000	$ 1,200,000
Florida Board of Ed. Cap. Outlay Participating VRDN Series PA 969, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	3,095,000	3,095,000
Florida Gen. Oblig. Participating VRDN Series PZ 130, 3.72% (Liquidity Facility Wells Fargo & Co.) (a)(b)	3,600,000	3,600,000
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Participating VRDN Series PT 1981, 3.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	4,995,000	4,995,000
Jacksonville Health Facilities Auth. Participating VRDN Series ROC II R186, 3.7% (Liquidity Facility Citibank NA) (a)(b)	11,800,000	11,800,000
Lee County Hosp. Board of Directors Hosp. Rev. (Lee Memorial Health Sys. Proj.):
Series 1985 C, 3.59%, VRDN (a)	3,500,000	3,500,000
Series 1985 D, 3.59%, VRDN (a)	4,500,000	4,500,000
Orange County School Board Ctfs. of Prtn. Participating VRDN Series Putters 738, 3.72% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	1,540,000	1,540,000
Palm Beach County Pub. Impt. Rev. Participating VRDN Series DB 184, 3.71% (Liquidity Facility Deutsche Bank AG) (a)(b)	4,345,000	4,345,000
Tallahassee Cap. Rev. Participating VRDN Series Putters 607, 3.72% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,350,000	2,350,000
		42,225,000
Georgia - 1.8%
Georgia Gen. Oblig. Participating VRDN Series 85TP, 3.71% (Liquidity Facility Wells Fargo & Co.) (a)(b)	2,695,000	2,695,000
Main Street Natural Gas, Inc. Participating VRDN Series MSTC 5025, 3.59% (Liquidity Facility Branch Banking & Trust Co.) (a)(b)	3,625,000	3,625,000
Main Street Natural Gas, Inc. Participating VRDN Series Merlots 07 C6, 3.57% (Liquidity Facility Bank of New York, New York) (a)(b)	1,400,000	1,400,000
		7,720,000
Illinois - 10.9%
Chicago Gen. Oblig. Participating VRDN Series PT 2359, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	1,690,000	1,690,000
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Participating VRDN Series ROC II R1075, 3.7% (Liquidity Facility Citigroup, Inc.) (a)(b)	4,130,000	4,130,000
Chicago Wastewtr. Transmission Rev. Participating VRDN Series PZ 40, 3.72% (Liquidity Facility BNP Paribas SA) (a)(b)	2,310,000	2,310,000
Municipal Securities - continued
	Principal Amount	Value
Illinois - continued
Illinois Dev. Fin. Auth. Rev. (Glenwood School for Boys Proj.) Series 1998, 3.58%, LOC Harris NA, VRDN (a)	$ 700,000	$ 700,000
Illinois Edl. Facilities Auth. Revs. (Chicago Children's Museum Proj.) Series 1994, 3.58%, LOC JPMorgan Chase Bank, VRDN (a)	1,370,000	1,370,000
Illinois Fin. Auth. Rev. Participating VRDN Series PT 3252, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	1,500,000	1,500,000
Illinois Gen. Oblig. Participating VRDN:
Series PT 2010, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	2,805,000	2,805,000
Series PT 871, 3.72% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)	6,000,000	6,000,000
Series Putters 605, 3.7% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	1,895,000	1,895,000
Series Putters 687, 3.72% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,995,000	2,995,000
Series ROC II R4536, 3.7% (Liquidity Facility Citigroup, Inc.) (a)(b)	5,115,000	5,115,000
Illinois Health Facilities Auth. Rev. (OSF Health Care Sys. Proj.) 3.67%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	7,600,000	7,600,000
Illinois Sales Tax Rev. Participating VRDN Series ROC II R4542, 3.7% (Liquidity Facility Citigroup, Inc.) (a)(b)	4,940,000	4,940,000
Will County Cmnty. Hsd # 210 Participating VRDN Series PZ 104, 3.72% (Liquidity Facility BNP Paribas SA) (a)(b)	160,000	160,000
Will County Cmnty. Unit School District #365, Valley View Participating VRDN Series TOC 06 Z10, 3.71% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(b)	2,125,000	2,125,000
		45,335,000
Indiana - 2.2%
Boone County Hosp. Assoc. Lease Rev. Participating VRDN Series Putters 908, 3.72% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	2,095,000	2,095,000
Indiana Health & Edl. Facilities Fing. Auth. Hosp. Rev. (Howard Reg'l. Health Sys. Proj.) Series B, 3.69%, LOC Nat'l. City Bank Cleveland, VRDN (a)	1,000,000	1,000,000
Indiana Trans. Fin. Auth. Hwy. Participating VRDN Series Piper 04 E, 3.7% (Liquidity Facility Bank of New York, New York) (a)(b)	6,000,000	6,000,000
		9,095,000
Iowa - 0.9%
Iowa Fin. Auth. Health Care Facilities Rev. (Care Initiatives Proj.) 3.69%, LOC KBC Bank NV, VRDN (a)	3,800,000	3,800,000
Municipal Securities - continued
	Principal Amount	Value
Kentucky - 0.2%
Kenton County Arpt. Board Spl. Facilities Rev. (Delta Air Lines Co. Proj.) Series 2000 B, 3.6%, LOC Gen. Elec. Cap. Corp., VRDN (a)	$ 800,000	$ 800,000
Louisiana - 0.3%
New Orleans Aviation Board Rev. Series 1993 B, 3.56% (MBIA Insured), VRDN (a)	1,225,000	1,225,000
Maryland - 1.3%
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev. Participating VRDN Series MT 160, 3.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	40,000	40,000
Maryland Health & Higher Edl. Facilities Auth. Rev. (Edenwald Proj.) Series B, 3.68%, LOC Manufacturers & Traders Trust Co., VRDN (a)	5,250,000	5,250,000
		5,290,000
Michigan - 2.1%
Detroit City School District Participating VRDN:
Series AAB 04 39, 3.69% (Liquidity Facility ABN-AMRO Bank NV) (a)(b)	1,000,000	1,000,000
Series MACN 06 J, 3.69% (Liquidity Facility Bank of America NA) (a)(b)	1,600,000	1,600,000
Grand Rapids San. Swr. Sys. Rev. Impt. Participating VRDN Series EGL 98 2201, 3.71% (Liquidity Facility Citibank NA) (a)(b)	1,000,000	1,000,000
Michigan Bldg. Auth. Rev. Participating VRDN:
Series AAB 02 35, 3.69% (Liquidity Facility ABN-AMRO Bank NV) (a)(b)	1,000,000	1,000,000
Series ROC II R4551, 3.7% (Liquidity Facility Citigroup, Inc.) (a)(b)	2,195,000	2,195,000
Series ROC II R550, 3.7% (Liquidity Facility Citibank NA) (a)(b)	2,000,000	2,000,000
		8,795,000
Minnesota - 1.1%
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Participating VRDN Series GS 07 1G, 3.7% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(b)	700,000	700,000
Minneapolis Gen. Oblig. Participating VRDN Series Putters 641, 3.72% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	1,315,000	1,315,000
Univ. of Minnesota Participating VRDN Series MS 01 648, 3.69% (Liquidity Facility Morgan Stanley) (a)(b)	2,400,000	2,400,000
		4,415,000
Municipal Securities - continued
	Principal Amount	Value
Missouri - 1.2%

Missouri Health & Edl. Facilities Auth. Health Facilities Rev. (BJC Health Sys. Proj.) Series B, 3.64% (Liquidity Facility Bank of Nova Scotia, New York Agcy.) (Liquidity Facility JPMorgan Chase Bank), VRDN (a)

	$ 3,800,000	$ 3,800,000
Missouri Health & Edl. Facilities Auth. Rev. (Washington Univ. Proj.) Series A, 3.64% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	1,420,000	1,420,000
		5,220,000
Nevada - 2.6%
Clark County Arpt. Rev. Participating VRDN Series DB 180, 3.71% (Liquidity Facility Deutsche Bank AG) (a)(b)	6,855,000	6,855,000
Clark County Gen. Oblig. Participating VRDN Series PZ 138, 3.72% (Liquidity Facility Wells Fargo & Co.) (a)(b)	3,640,000	3,640,000
Truckee Meadows Wtr. Auth. Wtr. Rev. Participating VRDN Series SGA 01 137, 3.65% (Liquidity Facility Societe Generale) (a)(b)	400,000	400,000
		10,895,000
New Jersey - 1.0%
New Jersey Trans. Trust Fund Auth. Participating VRDN Series PZ 116, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	4,110,000	4,110,000
New Mexico - 1.3%
Bernalillo County Gross Receipt Tax Rev. Participating VRDN Series Putters 1118, 3.72% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	5,390,000	5,390,000
New York - 1.6%
New York City Gen. Oblig. Participating VRDN Series PT 3844, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	1,200,000	1,200,000
Tobacco Settlement Asset Securitization Corp. Participating VRDN Series ROC II R519CE, 3.7% (Liquidity Facility Citibank NA) (a)(b)	5,600,000	5,600,000
		6,800,000
North Carolina - 1.5%
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN Series Eagle 06 0139, 3.71% (Liquidity Facility Citibank NA) (a)(b)	2,900,000	2,900,000
Municipal Securities - continued
	Principal Amount	Value
North Carolina - continued
North Carolina Infrastructure Fin. Corp. Ctfs. of Prtn. Participating VRDN Series Putters 918, 3.72% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	$ 1,785,000	$ 1,785,000
North Carolina Med. Care Commission Health Care Facilities Rev. Participating VRDN Series ROC II R 811, 3.56% (Liquidity Facility Citigroup, Inc.) (a)(b)	1,400,000	1,400,000
		6,085,000
North Dakota - 0.4%
Grand Forks Health Care Facilities (The United Hosp. Proj.) Series 1996 A, 3.67%, LOC LaSalle Bank NA, VRDN (a)	1,800,000	1,800,000
Ohio - 2.4%
Cleveland-Cuyahoga County Port Auth. Rev. (Carnegie/96th Research Bldg., LLC Proj.) Series 2003, 3.55%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	2,000,000	2,000,000
Cuyahoga County Rev. (Cleveland Clinic Health Sys. Obligated Group Prog.):
Subseries B1, 3.69%, VRDN (a)	2,000,000	2,000,000
Subseries B3, 3.69%, VRDN (a)	3,000,000	3,000,000
Ohio Gen. Oblig. Participating VRDN Series ROC II R1068, 3.7% (Liquidity Facility Citigroup, Inc.) (a)(b)	2,880,000	2,880,000
		9,880,000
Pennsylvania - 4.1%
Allegheny County Indl. Dev. Auth. Rev. (Sacred Heart High School Proj.) 3.7%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	1,000,000	1,000,000
Pennsylvania Gen. Oblig. Participating VRDN Series Merlots 04 B15, 3.56% (Liquidity Facility Wachovia Bank NA) (a)(b)	1,890,000	1,890,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Participating VRDN Series Putters 1378, 3.72% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	1,500,000	1,500,000
Pennsylvania Pub. School Bldg. Auth. School Rev. Participating VRDN Series AAB 03 24, 3.69% (Liquidity Facility ABN-AMRO Bank NV) (a)(b)	1,000,000	1,000,000
Pennsylvania Tpk. Commission Registration Fee Rev. Participating VRDN Series Putters 1167, 3.72% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,350,000	2,350,000
Pennsylvania Tpk. Commission Tpk. Rev. Series 2002 A1, 3.52% (Liquidity Facility WestLB AG), VRDN (a)	2,000,000	2,000,000
Municipal Securities - continued
	Principal Amount	Value
Pennsylvania - continued
Philadelphia Wtr. & Wastewtr. Rev. Participating VRDN Series MS 773, 3.69% (Liquidity Facility Morgan Stanley) (a)(b)	$ 3,495,000	$ 3,495,000
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN Series MS 01 752, 3.69% (Liquidity Facility Morgan Stanley) (a)(b)	3,715,000	3,715,000
		16,950,000
South Carolina - 0.9%
South Carolina Pub. Svc. Auth. Rev. Participating VRDN Series PT 1877, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	3,640,000	3,640,000
Tennessee - 1.3%
Knoxville County Tennessee Health & Edl. Facilities Board (Johnson Bible College Proj.) 3.7%, LOC Regions Bank of Alabama, VRDN (a)	3,750,000	3,750,000
Sullivan County Health, Edl. & Hosp. Board Hosp. Rev. Participating VRDN Series LB 06 F6, 3.62% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)	400,000	400,000
Tennessee Health & Edl. Board Rev. Participating VRDN Series LB 06 P10, 3.57% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)	1,185,000	1,185,000
		5,335,000
Texas - 19.7%
Arlington Spl. Oblig.:
Participating VRDN Series LB 05 L19, 3.6% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)	3,000,000	3,000,000
Series B, 3.7% (MBIA Insured), VRDN (a)	2,300,000	2,300,000
Bell County Health Facilities Dev. Corp. Rev. (Scott & White Memorial Hosp. Proj.):
Series 2001 1, 3.64% (MBIA Insured), VRDN (a)	205,000	205,000
Series 2001 2, 3.64% (MBIA Insured), VRDN (a)	6,260,000	6,260,000
Cypress-Fairbanks Independent School District Participating VRDN Series 86TP, 3.71% (Liquidity Facility Wells Fargo & Co.) (a)(b)	2,775,000	2,775,000
Denton County Gen. Oblig. Participating VRDN Series SGA 117, 3.65% (Liquidity Facility Societe Generale) (a)(b)	100,000	100,000
El Paso Independent School District Participating VRDN Series Putters 1035, 3.7% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	4,265,000	4,265,000
Frisco Independent School District Participating VRDN Series Putters 476, 3.72% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	1,385,000	1,385,000
Harris County Ind. Dev. Corp. 3.52%, LOC Royal Bank of Canada, VRDN (a)	9,100,000	9,100,000
Municipal Securities - continued
	Principal Amount	Value
Texas - continued
Harris County Gen. Oblig. Participating VRDN Series Putters 1682, 3.7% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	$ 4,000,000	$ 4,000,000
Harris County Health Facilities Dev. Corp. Rev. (Texas Med. Ctr. Proj.) Series 2001, 3.64% (MBIA Insured), VRDN (a)	3,400,000	3,400,000
Harris County Health Facilities Dev. Corp. Spl. Facilities Rev. (Texas Med. Ctr. Proj.):
Series 1999 B, 3.64% (FSA Insured), VRDN (a)	1,900,000	1,900,000
3.64% (MBIA Insured), VRDN (a)	1,400,000	1,400,000
Harris County-Houston Sports Auth. Spl. Rev. Participating VRDN Series PZ 65, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	1,450,000	1,450,000
Houston Gen. Oblig. Participating VRDN:
Series PT 2974, 3.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	1,425,000	1,425,000
Series Putters 489, 3.72% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,275,000	2,275,000
Houston Occupancy Tax and Spl. Rev. Participating VRDN Series MSTC 06 254, 3.61% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)	2,290,000	2,290,000
Houston Util. Sys. Rev. Participating VRDN Series Putters 1070 B, 3.72% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	3,295,000	3,295,000
Leander Independent School District Participating VRDN Series Piper 2005 C, 3.73% (Liquidity Facility Bank of New York, New York) (a)(b)	700,000	700,000
Mesquite Independent School District Participating VRDN Series Putters 1032, 3.72% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	2,985,000	2,985,000
Northside Independent School District Participating VRDN Series LB 05 K17, 3.57% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)	5,585,000	5,585,000
San Antonio Elec. & Gas Sys. Rev.:
Participating VRDN Series Merlots 01 A10, 3.56% (Liquidity Facility Wachovia Bank NA) (a)(b)	5,760,000	5,760,000
3.56% (Liquidity Facility Bank of America NA), VRDN (a)	2,100,000	2,100,000
San Antonio Wtr. Sys. Rev. Participating VRDN Series MSTC 01 132, 3.65% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(b)	1,600,000	1,600,000
Texas A&M Univ. Rev. Participating VRDN Series Putters 945, 3.72% (Liquidity Facility JPMorgan Chase Bank) (a)(b)	1,990,000	1,990,000
Texas Gen. Oblig. Participating VRDN Series ROC II R4020, 3.7% (Liquidity Facility Citigroup, Inc.) (a)(b)	2,335,000	2,335,000
West Side Calhoun County Corp. Poll. Cont. Rev. (Sohio Chemical Co. Proj.) 3.64% (BP PLC Guaranteed), VRDN (a)	8,000,000	8,000,000
		81,880,000
Municipal Securities - continued
	Principal Amount	Value
Utah - 7.1%
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1991, 3.55%, LOC BNP Paribas SA, VRDN (a)	$ 7,800,000	$ 7,800,000
Lehman Muni. Trust Rcpts Various States Participating VRDN Series LB 06 P64, 3.57% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)	2,120,000	2,120,000
Murray City Hosp. Rev. (IHC Health Services, Inc. Proj.):
Series A, 3.64% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	1,700,000	1,700,000
Series B, 3.64% (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	3,700,000	3,700,000
Utah Trans. Auth. Sales Tax Rev. Participating VRDN Series MS 1197, 3.69% (Liquidity Facility Morgan Stanley) (a)(b)	14,020,000	14,020,000
		29,340,000
Virginia - 1.4%
Richmond Pub. Util. Rev. Participating VRDN Series EGL 06 50 Class A, 3.71% (Liquidity Facility Citibank NA) (a)(b)	5,800,000	5,800,000
Washington - 5.8%
Port of Seattle Rev. Participating VRDN Series MS 1028, 3.69% (Liquidity Facility Morgan Stanley) (a)(b)	2,895,000	2,895,000
Washington Gen. Oblig. Participating VRDN:
Series LB 06 P23U, 3.57% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)	3,315,000	3,315,000
Series ROC II R6070, 3.7% (Liquidity Facility Citibank NA) (a)(b)	8,645,000	8,645,000
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev.:
(Mirabella Proj.) Series A, 3.65%, LOC HSH Nordbank AG, VRDN (a)	7,300,000	7,300,000
(Panorama City Proj.) Series 1997, 3.68%, LOC Keybank Nat'l. Assoc., VRDN (a)	2,110,000	2,110,000
		24,265,000
West Virginia - 0.5%
West Virginia Gen. Oblig. Participating VRDN Series Putters 1083, 3.72% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	1,990,000	1,990,000
Wisconsin - 4.1%
Wisconsin Health & Edl. Facilities Auth. Rev.:
Participating VRDN Series MT 339, 3.74% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)	5,810,000	5,810,000
(Gundersen Lutheran Clinic Proj.) Series B, 3.67% (FGIC Insured), VRDN (a)	6,790,000	6,790,000
Municipal Securities - continued
	Principal Amount	Value
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.: - continued
Series B, 3.68%, LOC M&I Marshall & Ilsley Bank, VRDN (a)	$ 3,500,000	$ 3,500,000
3.68%, LOC M&I Marshall & Ilsley Bank, VRDN (a)	1,000,000	1,000,000
		17,100,000
TOTAL INVESTMENT PORTFOLIO - 98.5% (Cost $409,140,000)		409,140,000
NET OTHER ASSETS - 1.5%		6,431,761
NET ASSETS - 100%		$ 415,571,761
Security Type Abbreviation
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Provides evidence of ownership in one or more underlying municipal bonds.
Income Tax Information
At February 28, 2007, the aggregate cost of investment securities for income tax purposes was $409,140,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Revere Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Revere Street Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	April 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	April 20, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	April 20, 2007